Credit Risk - Loans and advances at amortised cost by stage (Details) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 795,594		£ 803,015
Coverage ratio	0.008		0.008
Loan impairment charge/(release)	£ 896	£ 341	£ 1,220
Loan loss rate	0.0044		0.0030
Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 801,713		£ 809,190
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6,119)		(6,175)
Financial assets at fair value, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 12,300		£ 14,900
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0.002
Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 721,151		£ 723,490
Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,154)		£ (1,302)
Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.035		0.034
Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 72,613		£ 77,434
Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (2,555)		£ (2,631)
Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.303		0.271
Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,949		£ 8,266
Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,410)		(2,242)
Head Office
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment charge/(release)	9	(17)
Barclays UK | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment charge/(release)	208	48
Barclays International | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment charge/(release)	679	£ 310
Loans and advances | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 401,405		£ 398,779
Coverage ratio	0.014		0.014
Loan impairment charge/(release)	£ 910		£ 1,165
Loan loss rate	0.0045		0.0029
Loans and advances | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 406,975		£ 404,371
Loans and advances | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,570)		(5,592)
Loans and advances | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 355,358		£ 349,488
Coverage ratio	0.003		0.003
Loans and advances | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 356,312		£ 350,545
Loans and advances | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(954)		(1,057)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 41,729		£ 44,424
Coverage ratio	0.051		0.050
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 43,976		£ 46,740
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,247)		(2,316)
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,318		£ 4,867
Coverage ratio	0.354		0.313
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,687		£ 7,086
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,369)		(2,219)
Loans and advances | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 229,028		£ 228,094
Coverage ratio	0.020		0.019
Loan impairment charge/(release)	£ 899		£ 932
Loan loss rate	0.0078		0.0040
Loans and advances | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 233,589		£ 232,456
Loans and advances | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (4,561)		£ (4,362)
Loans and advances | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.003		0.003
Loans and advances | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 200,353		£ 197,803
Loans and advances | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (692)		£ (627)
Loans and advances | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.067		0.066
Loans and advances | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 28,334		£ 29,488
Loans and advances | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,903)		£ (1,942)
Loans and advances | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.401		0.347
Loans and advances | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,902		£ 5,165
Loans and advances | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,966)		(1,793)
Loans and advances | Total Barclays Group wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 172,377		£ 170,685
Coverage ratio	0.006		0.007
Loan impairment charge/(release)	£ 11		£ 233
Loan loss rate	0.0001		0.0014
Loans and advances | Total Barclays Group wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 173,386		£ 171,915
Loans and advances | Total Barclays Group wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,009)		£ (1,230)
Loans and advances | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0.003
Loans and advances | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 155,959		£ 152,742
Loans and advances | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (262)		£ (430)
Loans and advances | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.022		0.022
Loans and advances | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 15,642		£ 17,252
Loans and advances | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (344)		£ (374)
Loans and advances | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.226		0.222
Loans and advances | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,785		£ 1,921
Loans and advances | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(403)		(426)
Loans and advances | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,679		£ 4,171
Coverage ratio	0.085		0.085
Loan impairment charge/(release)	£ 9		£ 0
Loan loss rate	0.0045
Loans and advances | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,020		£ 4,557
Loans and advances | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (341)		£ (386)
Loans and advances | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001		0.001
Loans and advances | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,181		£ 3,644
Loans and advances | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (3)		£ (3)
Loans and advances | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.082		0.095
Loans and advances | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 281		£ 252
Loans and advances | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (23)		£ (24)
Loans and advances | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.565		0.543
Loans and advances | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 558		£ 661
Loans and advances | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(315)		(359)
Loans and advances | Head Office | Total Barclays Group wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 307		£ 192
Coverage ratio	0.052		0.086
Loan impairment charge/(release)	£ 0		£ 0
Loan loss rate
Loans and advances | Head Office | Total Barclays Group wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 324		£ 210
Loans and advances | Head Office | Total Barclays Group wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (17)		£ (18)
Loans and advances | Head Office | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0		0
Loans and advances | Head Office | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 307		£ 192
Loans and advances | Head Office | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0		£ 0
Loans and advances | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0		0
Loans and advances | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0		£ 0
Loans and advances | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0		£ 0
Loans and advances | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.000		1.000
Loans and advances | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 17		£ 18
Loans and advances | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(17)		(18)
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 189,039		£ 186,537
Coverage ratio	0.008		0.008
Loan impairment charge/(release)	£ 225		£ 169
Loan loss rate	0.0024		0.0009
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 190,539		£ 187,972
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,500)		£ (1,435)
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0.001
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 164,741		£ 160,424
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (324)		£ (232)
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.029		0.029
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 23,408		£ 24,837
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (669)		£ (718)
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.212		0.179
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,390		£ 2,711
Loans and advances | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(507)		(485)
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 36,901		£ 38,283
Coverage ratio	0.006		0.009
Loan impairment charge/(release)	£ (47)		£ 106
Loan loss rate			0.0027
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 37,141		£ 38,617
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (240)		£ (334)
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0.004
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 33,997		£ 34,858
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (72)		£ (129)
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.031		0.037
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,383		£ 2,954
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (74)		£ (109)
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.124		0.119
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 761		£ 805
Loans and advances | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(94)		(96)
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 36,310		£ 37,386
Coverage ratio	0.070		0.064
Loan impairment charge/(release)	£ 665		£ 763
Loan loss rate	0.0344		0.0191
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 39,030		£ 39,927
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (2,720)		£ (2,541)
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.011		0.012
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 32,431		£ 33,735
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (365)		£ (392)
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.261		0.273
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,645		£ 4,399
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,211)		£ (1,200)
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.585		0.529
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,954		£ 1,793
Loans and advances | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,144)		(949)
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 135,169		£ 132,210
Coverage ratio	0.006		0.007
Loan impairment charge/(release)	£ 58		£ 127
Loan loss rate	0.0009		0.0010
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 135,921		£ 133,088
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (752)		£ (878)
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0.003
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 121,655		£ 117,692
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (190)		£ (301)
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.020		0.019
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 13,259		£ 14,298
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (270)		£ (265)
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.290		0.284
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,007		£ 1,098
Loans and advances | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(292)		(312)
Off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 394,189		£ 404,236
Coverage ratio	0.001		0.001
Loan impairment charge/(release)	£ (25)		£ 18
Off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	394,738		404,819
Off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (549)		£ (583)
Off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001		0.001
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 364,839		£ 372,945
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (200)		£ (245)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.011		0.010
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 28,637		£ 30,694
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (308)		£ (315)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.032		0.019
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,262		£ 1,180
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(41)		(23)
Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment charge/(release)	11		37
Other financial assets subject to impairment | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	198,200		180,100
Other financial assets subject to impairment | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(165)		(163)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	196,800		178,400
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(18)		(10)
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,300		1,500
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(12)		(9)
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	145		149
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (135)		£ (144)